Related party transactions (Tables)	12 Months Ended
Mar. 30, 2019
Related Party Transactions [Abstract]
Balance Related to Related Parties
(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 30, 2019	March 31, 2018*	March 25, 2017*
	(In thousands)
Expenses incurred:

Management fees to related parties (b)	61	173	202
Consultant fees to a related party (d) & (g)	231	43	197
Expense reimbursement to a related party (e)	167	315	234
Interest expense on cash advance received from controlling shareholder (c)	455	491	217
Compensation paid to a related party (f)	385	379	87

Balances:

Accounts payable to related parties	142	5	77
Interest payable on cash advance received from controlling shareholder (c)	90	27	32
(*) Recast (refer to note
1)